Loss Per Share	12 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
Loss per share
29.	Loss per share

	2024	2023
Basic (loss)/ earnings per ordinary share	(0.75)	(2.12)
Diluted (loss)/ earnings per ordinary share	(0.75)	(2.12)
Number of ordinary shares used for loss per share (weighted average)
Basic	18,475,872	14,649,082
Diluted	18,475,872	14,649,082

Basic earnings/ (loss) per share is calculated by dividing the loss for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings/ (loss) per share is calculated by dividing the loss attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of Class A ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into Class A ordinary shares. The diluted loss per share reflects the basic loss per share since the effects of potentially dilutive securities are anti-dilutive.

For the years ended 31 December 2024, and 2023 the Group was loss-making, therefore, the following anti-dilutive instruments are excluded in the calculation of diluted weighted average number of ordinary shares outstanding:

	2024	2023
Warrants	9,347,121	8,869,633
RSUs - outstanding	9,548	54,952
RSUs - vested but no ordinary shares issued	194,525	115,820
Incentive shares	5,000	5,000
Share options	1,935,735	1,482,628